January 10, 2025.

BY Edgar

Securities and Exchange Commission 100 F Street, N.E. Washington, D.C. 20549

Re:	Versus Capital Real Estate Fund LLC (File Nos. 333-266297 and 811-22534)

Ladies and Gentlemen:

On behalf of Versus Capital Real Estate Fund LLC (the “Fund”), a Delaware limited liability company, we are filing today, pursuant to Rule 486(a) under the Securities Act of 1933, as amended (the “1933 Act”), and the Investment Company Act of 1940, as amended (the “1940 Act”), by electronic submission via EDGAR, Post-Effective Amendment No. 6 under the 1933 Act and Amendment No. 32 under the 1940 Act (the “Amendment”) to the Fund’s Registration Statement on Form N-2. Pursuant to Rule 486(a) under the 1933 Act, it is proposed that the Registration Statement become effective 60 days after filing, unless superseded by a subsequent filing.

The Amendment is being filed for the purpose of making certain other changes to the Fund’s Prospectus and Statement of Additional Information.

Please direct any questions or comments on the enclosed to the attention of Sarah Clinton of Ropes & Gray LLP at (617) 951-7375. Thank you for your attention in this matter.

Very truly yours,

/s/ Jillian Varner
Jillian Varner
Secretary of the Fund

cc:	David C. Sullivan, Ropes & Gray LLP
Sarah Clinton, Ropes & Gray LLP